Share-Based Payments - Terms and Conditions of Options Granted Under share plans (Details)		12 Months Ended	36 Months Ended
	Jan. 15, 2019	Jun. 30, 2021	Jun. 30, 2018
2006 share plan | SARs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Remaining life (in years)		6 years
2006 share plan | PS
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (in years)		3 years
Number of rights linked to group on a absolute basis (as a percent)			50.00%
Number of rights linked to group on a market basis (as a percent)			50.00%
2006 share plan | Restricted shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (in years)		3 years
Sisonke ESOP | Participation units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (in years)	3 years
Year three | 2006 share plan | SARs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		33.33%
Year four | 2006 share plan | SARs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		33.33%
Year five | 2006 share plan | SARs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		33.33%
Executive Directors and Prescribed Officers | Year One | Management DSP | DS
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		20.00%
Executive Directors and Prescribed Officers | Year Two | Management DSP | DS
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		20.00%
Executive Directors and Prescribed Officers | Year three | Management DSP | DS
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		20.00%
Executive Directors and Prescribed Officers | Year four | Management DSP | DS
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		20.00%
Executive Directors and Prescribed Officers | Year five | Management DSP | DS
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		20.00%
Qualifying Management | Year One | Management DSP | DS
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		33.30%
Qualifying Management | Year Two | Management DSP | DS
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		33.30%
Qualifying Management | Year three | Management DSP | DS
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		33.30%